Long Term Deposit (Tables)	12 Months Ended
Nov. 30, 2023
Long Term Deposit [Abstract]
Schedule of Long Term Deposit	Long term Deposit consist of the following:
	As of November 30,
	2022	2023	2023
	HK$	HK$	US$
Rental deposit	—	265,980	34,058
Total	—	265,980	34,058